Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Carrying Amounts and Fair Values of Financial Assets and Liabilities

The following table compares carrying amounts and fair values of the Group’s financial assets and liabilities:

		2017		2016
	Note	Carrying value $m	Fair value $m	Carrying value $m	Fair value $m
Financial assets
Cash and cash equivalents	17	168	168	206	206
Equity securities available-for-sale[a]	15	127	127	156	156
Loans and receivables:
Other financial assets	15	117	117	112	112
Trade and other receivables, excluding prepayments	16	477	477	403	403

		889	889	877	877

Financial liabilities
£400m 3.875% bonds 2022	20	(538)	(593)	(489)	(541)
£300m 3.75% bonds 2025	20	(406)	(441)	(370)	(408)
£350m 2.125% bonds 2026	20	(472)	(454)	(430)	(411)
Finance lease obligations	20	(231)	(318)	(227)	(297)
Unsecured bank loans	20	(262)	(262)	(107)	(107)
Bank overdrafts	20	(110)	(110)	(89)	(89)
Loyalty programme liability	32	(760)	(760)	(685)	(685)
Trade and other payables	18	(889)	(889)	(881)	(881)
Derivatives[a]		—	—	(3)	(3)
Provisions	19	(8)	(8)	(8)	(8)

		(3,676)	(3,835)	(3,289)	(3,430)

[a]	Financial assets and liabilities which are measured at fair value.

Summary of Fair Value Measurement Hierarchy of Assets and Liabilities

	2017				2016
	Level 1 $m	Level 2 $m	Level 3 $m	Total $m	Level 1 $m	Level 2 $m	Level 3 $m	Total $m
Assets
Equity securities available-for-sale:
Quoted equity shares	10	—	—	10	14	—	—	14
Unquoted equity shares	—	—	117	117	—	—	142	142
Liabilities
£400m 3.875% bonds 2022	(593)	—	—	(593)	(541)	—	—	(541)
£300m 3.75% bonds 2025	(441)	—	—	(441)	(408)	—	—	(408)
£350m 2.125% bonds 2026	(454)	—	—	(454)	(411)	—	—	(411)
Finance lease obligations	—	(318)	—	(318)	—	(297)	—	(297)

Derivatives	—	—	—	—	—	(3)	—	(3)

Summary of Reconciliation of Movements in the Fair Values of Investments Classified as Level 3

The following table reconciles the movements in the fair values of investments classified as Level 3 during the year:

	2017 $m	2016 $m
At 1 January	142	136
Additions	2	2
Disposals	(3)	(15)
Reclassification of associate (note 14)	—	14
Valuation gains recognised in other comprehensive income	48	5
Valuation gains reclassified to the income statement on disposal	(73)	—
Exchange and other adjustments	1	—

At 31 December	117	142